RIGHT-OF-USE LEASED ASSETS - Disclosure for right-of-use assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 8
Adjustments	(22)
Transfers to mineral property, plant and equipment	(43)
Depreciation	(441)
Balance December 31, 2019	1,337
Adoption of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets recognized on adoption of IFRS 16 on January 1, 2019	1,835
Office Premises [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	8
Adjustments	0
Transfers to mineral property, plant and equipment	0
Depreciation	(181)
Balance December 31, 2019	918
Office Premises [Member] | Adoption of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets recognized on adoption of IFRS 16 on January 1, 2019	1,091
Plant [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	0
Adjustments	(22)
Transfers to mineral property, plant and equipment	0
Depreciation	(215)
Balance December 31, 2019	419
Plant [Member] | Adoption of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets recognized on adoption of IFRS 16 on January 1, 2019	656
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	0
Adjustments	0
Transfers to mineral property, plant and equipment	(43)
Depreciation	(45)
Balance December 31, 2019	0
Vehicles [member] | Adoption of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets recognized on adoption of IFRS 16 on January 1, 2019	$ 88